Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total sales	$ 7,398,278	$ 6,130,661	$ 13,995,397	$ 11,361,995	$ 23,216,423	$ 15,044,721
Percentage of revenues			100.00%	100.00%	100.00%	100.00%
Fuel [Member]
Product Information [Line Items]
Total sales			$ 13,484,672	$ 11,106,912	$ 22,677,304	$ 14,860,475
Fuel [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues			96.35%	97.75%	97.68%	98.78%
Product and Service, Other [Member]
Product Information [Line Items]
Total sales			$ 510,725	$ 255,083	$ 539,119	$ 184,246
Product and Service, Other [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues			3.65%	2.25%	2.32%	1.22%